The Authorization of Financial Statements	12 Months Ended
Dec. 31, 2018
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The Authorization of Financial Statements
2.	THE AUTHORIZATION OF FINANCIAL STATEMENTS
The accompanying consolidated financial statements were authorized for issue by the management on April 17, 2019.